iCapital KKR Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021

	Investment Strategy	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
INVESTMENTS IN PRIVATE EQUITY FUNDS (a) - 91.96%
CO-INVESTMENTS - 16.51%
Independence Energy Co-Invest L.P. (b) *	Buyout	Americas	$ 10,166,473	$ 5,129,003	0.93%	2/26/2018
KKR Banff Co-Invest L.P. *	Buyout	Americas	10,000,000	17,000,000	3.08%	9/28/2018
KKR Byzantium Infrastructure Co-Invest L.P. *	Infrastructure	Europe	6,435,450	6,843,402	1.24%	10/3/2017
KKR Cape Co-Invest L.P. *	Growth	Americas	5,000,000	5,000,000	0.91%	11/12/2021
KKR Caribou Co-Invest L.P. *	Growth	Americas	525,000	1,896,225	0.34%	2/26/2018
KKR Element Co-Invest L.P. *	Buyout	Americas	-	359	0.00%	8/12/2016
KKR Enterprise Co-Invest AIV B L.P. *	Buyout	Americas	2,294,701	5,976,519	1.08%	7/14/2020
KKR Enterprise Co-Invest L.P. *	Buyout	Americas	20,000,000	-	0.00%	9/6/2018
KKR Sigma Co-Invest L.P. *	Buyout	Europe	7,500,000	11,718,378	2.12%	6/11/2018
LC Sports Pte. Ltd. (c) *	Buyout	Asia	2,282,797	2,240,135	0.41%	11/2/2018
Nutraceutical Investco LP (c) *	Buyout	Americas	1,355,241	2,312,529	0.42%	7/15/2019
OnyxPoint Permian Equity Feeder III LLC (c)*	Buyout	Americas	2,723,512	3,981	0.00%	9/7/2018
Uno Co-Invest L.P. (c) *	Buyout	Americas	15,000,000	31,500,000	5.70%	6/7/2017
WestCap Hopper 2021 Co-Invest, LLC (c)*	Growth	Americas	1,520,990	1,553,809	0.28%	9/23/2021
TOTAL CO-INVESTMENTS			84,804,164	91,174,340	16.51%

PRIMARY INVESTMENTS - 45.55%
Bridge Growth Partners (Parallel), L.P. (c) *	Growth	Americas	855,577	1,057,482	0.19%	2/23/2016
HPH Specialized International Fund 1, L.P. (c) *	Buyout	Americas	652,886	11,834	0.00%	10/9/2015
KKR Americas Fund XII L.P.	Buyout	Americas	60,771,112	120,374,428	21.79%	3/31/2017
KKR Asian Fund III L.P.	Buyout	Asia	46,930,300	81,602,471	14.77%	3/31/2017
KKR European Fund IV, L.P.	Buyout	Europe	3,315,944	4,273,737	0.77%	12/17/2015
KKR European Fund V, L.P. SCSp	Buyout	Europe	17,751,450	22,861,253	4.14%	11/5/2018
KKR Health Care Strategic Growth Fund L.P. *	Growth	Americas	9,240,547	11,095,534	2.01%	8/4/2017
KKR Next Generation Technology Growth Fund II SCSp (b) *	Growth	Americas	3,256,463	4,750,985	0.86%	7/11/2019
L Catterton Asia 3 LP (c)	Buyout	Asia	1,686,520	1,477,342	0.27%	12/4/2018
Oak Hill Capital Partners IV, L.P. (c)	Buyout	Americas	505,014	555,997	0.10%	3/31/2017
OHCP IV BC S, L.P. (c) *	Buyout	Americas	342,786	342,786	0.06%	12/23/2021
Providence Strategic Growth Europe L.P. (b,c)	Growth	Europe	670,319	801,493	0.14%	11/11/2019
RB Equity Fund II-A, L.P. (c)*	Growth	Americas	767,616	936,397	0.17%	12/3/2018
The Resolute Fund IV, L.P. (c)	Buyout	Americas	826,332	1,521,596	0.28%	9/28/2018
TOTAL PRIMARY INVESTMENTS			147,572,866	251,663,335	45.55%

SECONDARY INVESTMENTS - 29.90%
Artisan Partners Asset Management, Inc. TRA (c,d)	Credit	Americas	2,864,801	3,202,741	0.58%	10/12/2018
Charles River Partnership XIII, L.P. (c) *	Growth	Americas	31,567	235,657	0.04%	6/29/2018
Eurazeo Capital IV A SCSp (c)	Buyout	Europe	2,202,676	2,357,223	0.43%	1/28/2019
Eurazeo Capital IV D SCSp ©	Buyout	Europe	923,029	738,649	0.13%	1/28/2019
Foundation Capital III L.P. (c) *	Growth	Americas	102	1,555	0.00%	6/29/2018
Foundation Capital V L.P. (c) *	Growth	Americas	3,410	195,225	0.04%	6/29/2018
Foundation Capital VI L.P. (c) *	Growth	Americas	161,147	355,245	0.06%	6/29/2018
Foundation Capital VII L.P. (c) *	Growth	Americas	580,590	1,206,242	0.22%	6/29/2018
Foundation Capital VIII L.P. (c) *	Growth	Americas	700,010	7,305,962	1.32%	6/29/2018
GA Continuity I GP, L.P. (c) *	Buyout	Americas	3,527,166	3,583,301	0.65%	6/22/2021
Icon Partners V, L.P. (c)	Buyout	Americas	4,444,444	4,444,444	0.80%	12/22/2021
KKR 2006 Fund L.P . (b)	Buyout	Americas	13,780,647	9,542,084	1.73%	12/31/2015
KKR 2006 Fund (Overseas) L.P.	Buyout	Americas	9,554,332	2,935,904	0.53%	12/31/2015
KKR Asian Fund L.P. *	Buyout	Asia	1,757,395	(144,113)	-0.03%	12/29/2016
KKR Asian Fund (Ireland III MIT) I L.P. *	Buyout	Asia	1,088,708	249,125	0.05%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. (c)	Buyout	Asia	3,203,151	2,739,717	0.49%	9/30/2017
KKR China Growth Fund, L.P.	Growth	Asia	12,654,679	7,607,626	1.38%	6/29/2018
KKR European Fund III, L.P. *	Buyout	Europe	2,321,071	880,713	0.16%	12/31/2015
KKR Gaudi Investors L.P. *	Buyout	Europe	8,623,313	8,886,057	1.61%	5/4/2017
KKR Lending Partners II L.P. (b) *	Credit	Americas	2,678,731	1,031,128	0.19%	3/31/2017
KKR North America Fund XI L.P. (b)	Buyout	Americas	18,546,038	17,978,634	3.25%	10/29/2015
KKR North America Fund XI (Indigo) L.P. (b)*	Buyout	Americas	1,656,323	18,409,856	3.33%	10/29/2015
KKR North America Fund XI (Wave) L.P. (b)*	Buyout	Americas	1,158,120	621,749	0.11%	10/29/2015
KKR Real Estate Partners Americas II L.P.	Real Estate	Americas	20,183,188	18,416,532	3.33%	5/31/2018
L Catterton VIII Offshore, L.P. (b,c)	Buyout	Americas	2,276,933	2,687,282	0.49%	9/27/2019
Lime Rock Partners IV AF, L.P. (c)	Buyout	Americas	5,063,776	7,419,716	1.34%	6/21/2018
Menlo Ventures IX LP *	Growth	Americas	38,532	90,975	0.02%	12/31/2017
Menlo Ventures X LP *	Growth	Americas	2,493,985	210,982	0.04%	12/31/2017

iCapital KKR Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
	Investment Strategy	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 29.90%
Menlo Ventures XI LP *	Growth	Americas	5,063,680	1,898,877	0.34%	12/31/2017
Oak Hill Capital Partners III (AIV I), L.P. * (c)	Buyout	Americas	$ 109,786	$ 31,331	0.01%	3/17/2017
Oak Hill Capital Partners III, L.P. (c)	Buyout	Americas	785,802	249,433	0.05%	3/17/2017
OHCP III BC RO, L.P. (c) *	Buyout	Americas	7,287,358	7,287,358	1.32%	12/31/2018
Orchid Asia III, L.P. (c) *	Buyout	Asia	932,796	1,687,448	0.31%	8/15/2016
Pegasus WSJLL Fund, L.P. (c)	Buyout	Americas	5,073,975	5,073,975	0.92%	12/14/2021
Pueblo Co-Invest-A LP (c)	Growth	Americas	3,193,131	6,452,796	1.17%	6/25/2019
RB Equity Fund I-A LP (c) *	Growth	Americas	3,587,692	9,401,609	1.70%	12/31/2018
Salient Solutions LLC (c,e)*	Growth	Americas	-	1,895	0.00%	2/10/2016
The Resolute Fund II Continuation Fund, L.P. (c)	Buyout	Americas	3,436,987	3,626,501	0.66%	8/31/2018
Warburg Pincus XI (ASIA), L.P. (c) *	Growth	Asia	6,902,405	5,266,350	0.95%	9/30/2017
Yorktown Energy Partners IX, L.P (b,c)*	Buyout	Americas	327,161	220,553	0.04%	9/30/2018
Yorktown Energy Partners VI, L.P (b,c) *	Buyout	Americas	63,741	30,555	0.01%	9/30/2018
Yorktown Energy Partners VII, L.P (b,c)	Buyout	Americas	180,486	66,395	0.01%	9/30/2018
Yorktown Energy Partners VIII, L.P (b,c)	Buyout	Americas	575,729	303,583	0.05%	9/30/2018
Yorktown Energy Partners X, L.P (b,c)	Buyout	Americas	539,050	414,027	0.07%	9/30/2018
TOTAL SECONDARY INVESTMENTS			160,577,643	165,202,897	29.90%

TOTAL INVESTMENTS IN PRIVATE EQUITY FUNDS			$ 392,954,673	$ 508,040,572	91.96%

COMMON STOCK- 0.00% **	Shares
ENERGY - 0.00% **
Antero Midstream (Common Stock) ^ (b)	1,600	Americas	15,480	15,488	0.00%	12/28/2021
TOTAL COMMON STOCK			$ 15,480	$ 15,488	0.00%

TOTAL INVESTMENTS - 91.96% (Cost - $392,970,153) (f)				$ 508,056,060
OTHER ASSETS LESS LIABILITIES - 8.04%				44,422,745
NET ASSETS - 100.00%				$ 552,478,805

* Non-income producing.
^ Common stock received as an in-kind distribution from Yorktown Energy Partners VII and Yorktown Energy Partners VIII LP.
(a) Securities restricted to resale represents $508,040,572 or 91.96% of net assets.
(b) All or part of these investments are holdings of iKF, LLC, a wholly-owned subsidiary of the Master Fund.
(c) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(d) Artisan Partners Asset Management TRA - A tax receivable agreement (“TRA”) with Artisan Partners Asset Management (NYSE: APAM) was acquired from a private equity fund in a secondary transaction.
(e) Salient Solutions LLC - An existing equity co-investment interest in Salient Solutions LLC, a technology company, was acquired from a private equity fund in a secondary transaction.
(f) The fair value of total investments consists of the following regions:		Cost	Fair Value	% of Net Assets
	Americas	$ 265,788,150	$ 345,969,054	62.62%
	Asia	$ 77,438,751	$ 102,726,101	18.59%
	Europe	$ 49,743,252	$ 59,360,905	10.75%
	Total Investments	$ 392,970,153	$ 508,056,060	91.96%